Interest in Other Entities (Details) - Schedule of Reconciliation to Carrying Amounts $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Reconciliation Carrying Amounts [Member]
Interest in Other Entities (Details) - Schedule of Reconciliation to Carrying Amounts [Line Items]
Balance at beginning	$ 11,785
Adjustments to equity	(1,628)
Equity As adjusted	$ 10,157
Groups share in %	27.02%
Group share	$ 2,744
Technology, net of deferred tax	1,023
Goodwill	5,608
Balance at ending	9,375
Reconciliation To Carrying Amounts One [Member]
Interest in Other Entities (Details) - Schedule of Reconciliation to Carrying Amounts [Line Items]
Balance at beginning	481
Adjustments to equity	(339)
Equity As adjusted	$ 142
Groups share in %	19.70%
Group share	$ 28
IPR&D	252
Goodwill	896
Balance at ending	$ 1,176